Derivatives - Hedge ineffectiveness recognised (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedged items [line items]
Hedging ineffectiveness	£ (65)	£ 39
Fair value hedging
Disclosure of detailed information about hedged items [line items]
(Losses)/gains on the hedged items attributable to the hedged risk	54	(48)	£ 1,146
Gains/(losses) on the hedging instruments	(7)	78	(1,117)
Hedging ineffectiveness	47	30	29
Cash flow hedging
Disclosure of detailed information about hedged items [line items]
Hedging ineffectiveness	£ (112)	£ 9	£ (29)